Debt - Schedule of Outstanding Principal Amount and Unamortized Debt Issuance Costs,Net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2019
Debt Instrument [Line Items]
Principal amount	$ 265,696	$ 265,696
Less: original issue discount	(401)	(438)		$ (1,702)
Less: unamortized deferred financing costs	(2,702)	(2,956)		(11,473)
Total principal amount and related unamortized debt issuance costs, net	262,593	262,302		771,873
First Lien
Debt Instrument [Line Items]
Principal amount	265,696	265,696		771,648
Debt Instrument, Face Amount			$ 265,700		$ 787,500
Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount	$ 0	$ 0		$ 13,400